CUSTOMER DEPOSITS - Effective Interest Rates (Details)	Dec. 31, 2019	Dec. 31, 2018
Colombia, Pesos | Minimum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.04%	0.04%
Colombia, Pesos | Minimum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Minimum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.05%
Colombia, Pesos | Maximum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	2.50%	4.76%
Colombia, Pesos | Maximum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	6.03%	6.00%
Colombia, Pesos | Maximum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	11.60%	9.05%
Foreign currency | Minimum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.03%	0.25%
Foreign currency | Minimum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.02%	0.05%
Foreign currency | Minimum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.15%	0.05%
Foreign currency | Maximum | Interest Bearing Checking Accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	5.50%	5.50%
Foreign currency | Maximum | Savings accounts
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.00%	8.00%
Foreign currency | Maximum | Fixed term deposit certificates
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	10.35%	11.45%